                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RBS Partners, L.P.
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Address:    200 Greenwich Avenue
            ------------------------------------------
            Greenwich, CT 06830
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-2610
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          --------------------------------------------
Title:    President of General Partner
          --------------------------------------------
Phone:    (203) 861-4600
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William C. Crowley           Greenwich, CT                November 15, 2004
----------------------  ----------------------------------    -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                              -----------------------

Form 13F Information Table Entry Total:                  10
                                              -----------------------

Form 13F Information Table Value Total:      $       7,866,020
                                              -----------------------
                                                    (thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AutoNation,
Inc.              Common       05329W-10-2      161,228   9,439,602   SH              DEFINED                9,439,602
AutoNation,
Inc.              Common       05329W-10-2    1,154,924  67,618,481   SH                SOLE                67,618,481
Autozone Inc.     Common       053332-10-2      460,923   5,966,638   SH              DEFINED                5,966,638
Autozone Inc.     Common       053332-10-2    1,127,824  14,599,662   SH                SOLE                14,599,662
Deluxe Corp.      Common       248019-10-1          125       3,044   SH              DEFINED                    3,044
Deluxe Corp.      Common       248019-10-1       44,997   1,096,956   SH                SOLE                 1,096,956
Kmart Holding
Corporation       Common       498780-10-5    2,740,162  31,326,876   SH              DEFINED               31,326,876
Kmart Holding
Corporation       Common       498780-10-5      936,502  10,706,550   SH                SOLE                10,706,550
Sears, Roebuck
& Co.             Common       812387-10-8        8,616     216,200   SH              DEFINED                  216,200
Sears, Roebuck
& Co.             Common       812387-10-8    1,230,719  30,883,800   SH                SOLE                30,883,800

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.